UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22575

                    J.P. Morgan Access Multi-Strategy Fund II

(Exact name of registrant as specified in charter)

270 Park Avenue, Floor 22

                                               New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue, Floor 9

                                               New York, NY 10017

(Name and address of agent for service)

Copy to:

Richard Horowitz, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

J.P. Morgan Access Multi-Strategy Fund II

Schedule of Investments

June 30, 2015

(Unaudited)

Investment Fund	Cost ($)	Fair Value ($)	% of Net Assets	Liquidity (d)
Diversified
D.E. Shaw Composite International Fund	38,000,000	42,238,362	6.63	Quarterly
OZ Overseas Fund II, Ltd. (a)	51,102,785	58,164,214	9.12	Quarterly

Total	89,102,785	100,402,576	15.75

Event Driven - Core
Corvex Offshore Ltd. (a)	24,765,403	31,324,529	4.91	Quarterly
Paulson Enhanced Ltd. (a)	32,406,023	36,105,075	5.66	Semi-Annual
Perry Partners International, Inc.	5,112,562	4,799,269	0.75	Quarterly
Pershing Square International, Ltd. (a)	17,000,000	18,477,290	2.90	Quarterly
Third Point Offshore Fund, Ltd. (a)	22,881,819	28,591,965	4.49	Quarterly

Total	102,165,807	119,298,128	18.71

Event Driven - Distressed
Caspian Select Credit International, Ltd.	24,450,000	26,603,489	4.17	Quarterly
GSO Special Situations Overseas Fund Ltd.	28,000,032	26,990,460	4.23	Quarterly
York Credit Opportunities Unit Trust (a)	39,870,663	44,030,952	6.91	Quarterly
York European Opportunities Unit Trust	31,000,000	31,407,438	4.93	Quarterly

Total	123,320,695	129,032,339	20.24

Long/Short Equities
Brahman Partners II Offshore, Ltd. (a)	24,877,791	30,792,212	4.83	Quarterly
Glenview Capital Partners (Cayman), Ltd. (a)	31,384,369	40,888,982	6.42	Quarterly
JANA Offshore Partners, Ltd. (a)	29,102,723	30,092,421	4.72	Quarterly
Miura Global Fund, Ltd. (a)	25,641,393	27,880,936	4.37	Semi-Annual

Total	111,006,276	129,654,551	20.34

Opportunistic/Macro
Caxton Global Investments Ltd. (a)	13,000,000	12,929,706	2.03	Quarterly
D.E. Shaw Oculus International Fund	19,800,000	23,248,834	3.65	Quarterly
Winton Futures Fund Ltd. (a)	28,250,000	29,769,366	4.67	Monthly

Total	61,050,000	65,947,906	10.35

Relative Value
Aristeia International Limited (a)	16,000,000	15,823,461	2.48	Quarterly
Rose Grove Offshore Fund I, Ltd.	15,344,773	15,463,241	2.43	Quarterly
Tricadia Credit Strategies, Ltd. (a)	20,000,000	20,482,367	3.21	Quarterly

Total	51,344,773	51,769,069	8.12

Total Investments in Investment Funds	537,990,336	596,104,569	93.51

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund II

Schedule of Investments (continued)

June 30, 2015

(Unaudited)

	Cost ($)		Fair Value ($)	% of Net Assets	Liquidity (d)
Short-Term Investment
Investment Company
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.01% (a),(b),(c)	1,792,580		1,792,580	0.28	Daily

Total Investments	539,782,916	†	597,897,149	93.79

Other Assets, less Liabilities			39,577,622	6.21

Net Assets			637,474,771	100.00

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit.
(b)	Investment in affiliate. 1,792,580 shares in the Money market fund, which is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2015.
(d)	Certain funds may be subject to an initial lockup period.
†

The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income has not been provided to the Fund for all of the Investment Funds as of June 30, 2015. As such, the tax basis of investments in Investment Funds listed below relates to the most recent available taxable income adjustment allocated to the Fund as of March 31, 2015.

Aggregate cost	$618,197,388

Gross unrealized appreciation	$-
Gross unrealized depreciation	(3,979,388)

Net unrealized appreciation (depreciation)	$(3,979,388)

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, II

Schedule of Investments (continued)

June 30, 2015

(Unaudited)

Investment Strategy as a Percentage of Total Investments

Diversified	16.78%
Event Driven-Core	19.95%
Event Driven-Distressed	21.59%
Long/Short Equities	21.69%
Opportunistic/Macro	11.03%
Relative Value	8.66%
Short-Term Investment	0.30%

Total	100.00%

The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 15% to 30% of net profits earned.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Schedule of Investments June 30, 2015 (Unaudited)

Valuation of Investments

The valuation of the investments is in accordance with GAAP and the J.P. Morgan Access Multi-Strategy Fund II’s (the “Fund”) valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below. The Fund values its investments in Investment Funds at fair value. Fair value as of each month-end ordinarily is the net asset value (“NAV”) determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly owned subsidiary of JPMorgan Chase, has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund as described in detail below. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

On a monthly basis, NAV is used to determine the fair value of all underlying investments which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Administrator believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end NAV to the Fund on a timely basis, the Administrator would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Considerable judgment is required to interpret the factors used to develop estimates at fair value. These factors include, but are not limited to, a review of the underlying securities of the Investment Fund when available, ongoing due diligence of the style, strategy and valuation methodology employed by each Investment Fund, and a review of market inputs that may be expected to impact the performance of a particular Investment Fund. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements.

Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in “side pockets”, sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid investments, the Fund might not be able to fully liquidate its investment without considerable delay. In such cases, the value of its investment could fluctuate during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds.

Investments in the affiliated money market fund are valued at such fund’s NAV per share as of the valuation date.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Schedule of Investments June 30, 2015 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments or other significant observable inputs.

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The Fund’s investment in an affiliated money market mutual fund, as disclosed on the Schedule of Investments, is designated as Level 1.

The Fund adopted the disclosure provision of the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Accordingly, for the period ended June 30, 2015, Investment Funds with a fair value of $596,104,569 have not been categorized in the fair value hierarchy.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Access Multi-Strategy Fund II

By (Signature and Title)*	/s/ Robert L. Young
Robert L. Young, Principal Executive Officer
(principal executive officer)

Date	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert L. Young
Robert L. Young, Principal Executive Officer
(principal executive officer)

Date	August 28, 2015

By (Signature and Title)*	/s/ Laura M. Del Prato
Laura M. Del Prato, Principal Financial Officer
(principal financial officer)

Date	August 28, 2015

* Print the name and title of each signing officer under his or her signature.